CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Sep. 30, 2024 USD ($)
Operating Activities
Net income	$ 174,907
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	70,118
Provision for (Recovery of) Credit Losses	(155,000)
Stock based compensation	39,775
ESOP expense	10,487
Net amortization of discounts and premiums on debt securities	13,919
Amortization of deferred loan fees, net	(13,100)
Net gain on sale of loans	(47,069)
Net change in deferred taxes	36,463
Earnings on cash value of life insurance	(66,996)
Decrease in interest receivable	65,098
Originations of loans held for sale	(1,815,159)
Proceeds from loans held for sale	1,862,228
Net change in operating leases	1,011
Net change in other assets	2,033
Net change in other liabilities	766,525
Net Cash Provided by Operating Activities	945,240
Investing Activities
Net change in interest-bearing deposits in other financial institutions	(119,372)
Proceeds from maturities, calls and repayments of debt securities available for sale	136,854
Proceeds from maturities and calls of debt securities held to maturity	10,250
Net decrease in loans	7,460,275
Purchases of property and equipment	(23,665)
Net Cash Provided by (Used in) Investing Activities	7,464,342
Financing Activities
Net change in deposits	(815,486)
Repayments of FHLB advances	(3,000,000)
Purchase and retirement of common stock	(44,500)
Net Cash Used in Financing Activities	(3,859,986)
Net Change in Cash and Cash Equivalents	4,549,596
Cash and Cash Equivalents, Beginning of Year	10,472,438
Cash and Cash Equivalents, End of Period	15,022,034
Supplemental Disclosure of Cash Flow Information
Interest	$ 1,127,013